Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity ending balance		$ 3,740	$ 2,676	$ 2,694
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(86)	(14)	91
Other comprehensive income that will be reclassified to profit or loss, net of tax		38	0	(50)
Revaluation surplus on disposal of prior company shares
Equity ending balance		10	10	10
Surplus on equity transaction of joint venture
Equity ending balance		36	36	36
Equity items for share-based payments
Equity ending balance		33	39	48
Retained earnings (Accumulated losses)
Equity ending balance	[1]	(2,341)	(3,268)	(3,227)
Retained earnings		391	378	283
Foreign currency translation reserve
Equity ending balance	[2]	(1,387)	$ (1,409)	$ (1,413)
Foreign currency translation reserve | South African assets
Other comprehensive income that will not be reclassified to profit or loss, net of tax		101
Other comprehensive income that will be reclassified to profit or loss, net of tax		9
Foreign currency translation reserve | Non-foreign operations
Other comprehensive income that will not be reclassified to profit or loss, net of tax		$ 1,295

[1]	Included in accumulated losses are retained earnings totalling $391m (2019: $378m; 2018: $283m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.
[2]	Foreign currency translation reserve includes a loss of $101m relating to the sale of the South African operations that will not re-cycle through the Income statement. Of the remaining balance, a loss of $1,295m relates to further balances that will not re-cycle through the Income statement on disposal of the non-foreign operations, and a gain of $9m relating to the foreign operations that will re-cycle through the Income statement on disposal, (refer to note 1).